Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment

Note 12 – Property, plant and equipment

Accounting policies

Plant and machinery, other fixtures and fittings, tools and equipment and leasehold improvements are measured at cost less accumulated depreciation.

Cost comprises acquisition price and costs directly related to acquisition until the time when the Group starts using the asset.

The basis for depreciation is cost less estimated residual value at the end of the useful life. Assets are depreciated using the straight‑line method over the expected useful lives of the assets. The depreciation periods are as follows:

•	Leasehold improvements 5 years
•	Plant and machinery 5 years
•	Other fixtures and fittings, tools and equipment 3–5 years

Gains and losses arising from disposal of plant and equipment are stated as the difference between the selling price less the costs of disposal and the carrying amount of the asset at the time of the disposal. Gains and losses are recognized in the income statement under Research and development expenses and Administrative expenses.

At the end of each reporting period, the Company reviews the carrying amount of property, plant and equipment as well as non-current asset investments to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). If it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. If a reasonable and consistent basis of allocation can be identified, assets are also allocated to cash-generating units, or allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

The recoverable amount is the higher of fair value less costs of disposal and value in use. The estimated future cash flows are discounted to their present value using a pre‑tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Impairments are recognized in a separate line in the income statement. No impairments have been recognized for 2018, 2017 or 2016.

	Plant and	Other fixtures	Leasehold
DKK thousand	machinery	and fittings	improvements
Cost at January 1, 2018	53,629	4,382	10,800
Additions	2,748	1,290	0
Retirements	(832)	(542)	0
Cost at December 31, 2018	55,545	5,130	10,800
Depreciation at January 1, 2018	38,774	3,429	10,496
Depreciation for the year	3,941	449	118
Retirements	(820)	(542)	0
Depreciation at December 31, 2018	41,895	3,336	10,614
Carrying amount at December 31, 2018	13,650	1,794	186
Depreciation for the financial year has been charged as:
Research and development expenses	3,941	382	100
Administrative expenses	0	67	18
Total	3,941	449	118
Cost at January 1, 2017	47,170	3,612	10,715
Adjustment to prior year	0	286	0
Additions	6,657	484	85
Retirements	(198)	0	0
Cost at December 31, 2017	53,629	4,382	10,800
Depreciation at January 1, 2017	35,089	2,458	10,307
Adjustment to prior year	0	286	0
Depreciation for the year	3,883	685	189
Retirements	(198)	0	0
Depreciation at December 31, 2017	38,774	3,429	10,496
Carrying amount at December 31, 2017	14,855	953	304
Depreciation for the financial year has been charged as:
Research and development expenses	3,883	569	157
Administrative expenses	0	116	32
Total	3,883	685	189